Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Schedule of Earnings per share
Result attributable to ordinary shares

(in thousands of USD except share and per share information)	2017	2016	2015
Result for the period	1,383	204,049	350,301
Weighted average number of ordinary shares	158,166,534	158,262,268	155,872,171
Basic earnings per share (in USD)	0.01	1.29	2.25
The table below shows the potential weighted number of shares that could be created if all stock options, restricted stock units, convertible notes and PCPs were to be converted into ordinary shares.

(in shares)	2017	2016	2015
Weighted average of ordinary shares outstanding (basic)	158,166,534	158,262,268	155,872,171

Effect of potential conversion of convertible Notes	—	—	88,689
Effect of potential conversion of PCPs	—	—	932,971
Effect of Share-based Payment arrangements	130,523	166,789	635,731

Weighted average number of ordinary shares (diluted)	158,297,057	158,429,057	157,529,562
Weighted average number of ordinary shares

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2015	131,050,666	1,750,000	129,300,666	129,300,666
Issuance of shares	28,158,283	—	28,158,283	25,842,099
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	(1,283,333)	1,283,333	729,406
On issue at December 31, 2015	159,208,949	466,667	158,742,282	155,872,171

On issue at January 1, 2016	159,208,949	466,667	158,742,282	158,742,282
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	692,415	(692,415)	(575,005)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	(116,667)	116,667	94,991
On issue at December 31, 2016	159,208,949	1,042,415	158,166,534	158,262,268

On issue at January 1, 2017	159,208,949	1,042,415	158,166,534	158,166,534
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at December 31, 2017	159,208,949	1,042,415	158,166,534	158,166,534